WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	ARGENTINA — 2.2%
201,556	MercadoLibre, Inc.*	$393,209,554
	AUSTRALIA — 1.6%
1,366,213	Atlassian Corp. - Class A*	289,924,061
	BERMUDA — 2.8%
5,198,678	Arch Capital Group Ltd.	500,008,850
	BRAZIL — 1.6%
27,991,833	NU Holdings Ltd. - Class A*	286,636,370
	CANADA — 5.9%
9,161,960	Canadian Natural Resources Ltd.	281,906,461
6,624,067	Canadian Pacific Kansas City Ltd.	465,075,744
1,628,251	Waste Connections, Inc.	317,818,313
		1,064,800,518
	CHINA — 5.1%
26,189,000	Meituan - Class B*	526,984,000
6,102,600	Tencent Holdings Ltd.	389,928,966
		916,912,966
	DENMARK — 3.2%
8,516,361	Novo Nordisk A/S - Class B	582,330,391
	FRANCE — 3.8%
2,592,979	Safran S.A.	682,697,893
	GERMANY — 7.6%
2,705,813	SAP S.E.	725,031,781
10,972,936	Siemens Energy A.G.*	650,507,160
		1,375,538,941
	INDIA — 2.4%
13,533,655	ICICI Bank Ltd. - ADR	426,580,806
	IRELAND — 8.0%
804,564	Aon PLC - Class A	321,093,447
6,646,656	Experian PLC	307,992,352
2,455,843	ICON PLC*	429,747,967
1,739,052	STERIS PLC	394,156,136
		1,452,989,902

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 2.0%
1,497,569	Monday.com Ltd.*	$364,148,878
	ITALY — 3.7%
1,551,095	Ferrari N.V.	662,420,546
	JAPAN — 5.5%
36,160,600	Mitsubishi Heavy Industries Ltd.	621,007,568
5,440,700	Nintendo Co., Ltd.	369,846,279
		990,853,847
	NETHERLANDS — 6.2%
296,254	Adyen N.V.*	454,103,244
597,581	ASM International N.V.	272,317,429
595,070	ASML Holding N.V.	394,311,234
		1,120,731,907
	SINGAPORE — 4.6%
6,436,873	Sea Ltd. - ADR*	839,947,558
	SOUTH KOREA — 2.3%
18,893,650	Coupang, Inc.*	414,337,744
	SWEDEN — 3.9%
1,280,016	Spotify Technology S.A.*	704,047,200
	SWITZERLAND — 1.9%
11,256,787	UBS Group A.G.	345,747,626
	TAIWAN — 4.3%
27,607,000	Taiwan Semiconductor Manufacturing Co., Ltd.	777,495,685
	UNITED KINGDOM — 19.4%
11,795,460	3i Group PLC	554,660,898
4,255,350	AstraZeneca PLC	624,911,423
37,224,634	BAE Systems PLC	751,701,016
10,897,124	Compass Group PLC	360,456,760
795,543	Linde PLC	370,436,642
86,463,000	Rolls-Royce Holdings PLC*	840,414,552
		3,502,581,291
	TOTAL COMMON STOCKS
	(Cost $13,214,119,779)	17,693,942,534

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 1.8%
$326,260,766	UMB Bank, Money Market Special II, 4.19%[1]	$326,260,766
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $326,260,766)	326,260,766
	TOTAL INVESTMENTS — 99.8%
	(Cost $13,540,380,545)	18,020,203,300
	Other Assets in Excess of Liabilities — 0.2%	27,805,761
	TOTAL NET ASSETS — 100.0%	$18,048,009,061

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.